Share-Based Payment in a Consolidated Subsidiary (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 09, 2023 shares $ / shares	Jan. 01, 2023 shares $ / shares	Jan. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 shares
Share-Based Payment in a Consolidated Subsidiary [Line Items]
Number of options, granted | shares				100,520	982,007
Exercise price per option				$ 4
Vesting period			3 years
Fair value of aforesaid options | $			$ 77	$ 5,381
Percentage of discount rate				18.00%
Options expire term			5 years
Employees and Officers [Member]
Share-Based Payment in a Consolidated Subsidiary [Line Items]
Number of options, granted | shares		957,345
Options exercisable ratio		1:1
Vesting period		3 years
Employees and Officers [Member] | Bottom of range [member]
Share-Based Payment in a Consolidated Subsidiary [Line Items]
Exercise price per option		$ 1.265
Employees and Officers [Member] | Top of range [member]
Share-Based Payment in a Consolidated Subsidiary [Line Items]
Exercise price per option		$ 2.79
Employees [Member]
Share-Based Payment in a Consolidated Subsidiary [Line Items]
Number of options, granted | shares	24,662
Options exercisable ratio	1:1
Vesting period	3 years
Exercise price per share	$ 1.37
Options [Member]
Share-Based Payment in a Consolidated Subsidiary [Line Items]
Number of options, granted			100,520
Exercise price per option			$ 4